Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund
Large Cap Growth Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Large Cap Growth Fund	Class A	Class C	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Large Cap Growth Fund		Class A	Class C		Class I		Class R		Class Y
Management Fees		0.75%	0.75%		0.75%		0.75%		0.75%
Distribution (12b-1) Fees		none	1.00%		none		0.50%		none
Other Expenses	[1]	0.48%	0.40%		0.27%		1.10%		0.54%
Total Annual Fund Operating Expenses		1.23%	2.15%		1.02%		2.35%		1.29%
Fee Waiver/Expense Reimbursement		none	(0.05%)		(0.07%)		(0.70%)		(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.23%	2.10%	[2]	0.95%	[2]	1.65%	[2]	1.02%	[2]
[1]	Includes a shareholder servicing fee of 0.25% applicable to Class A shares
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class C, Class I, Class R and Class Y shares do not exceed 2.10%, 0.95%, 1.65% and 1.02% until at least February 28, 2013, February 28, 2013, February 28, 2013 and February 28, 2017, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Large Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	693	943	1,212	1,978
Class C	313	668	1,150	2,479
Class I	97	318	556	1,241
Class R	168	666	1,192	2,632
Class Y	104	325	563	1,423

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Large Cap Growth Fund Class C	213	668	1,150	2,479

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 82%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in U.S. equity securities of companies whose growth prospects appear to exceed those of the overall market. The issuers usually are listed on a nationally recognized exchange.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary
Receipts, and equity securities of foreign stocks traded on foreign exchanges.

"Large cap companies" are companies that at the time of purchase, have market capitalizations within the range of companies comprising the Russell 1000®
Growth Index. As of December 31, 2011, the smallest company in the Russell 1000®
Growth Index had an approximate market capitalization of $95 million and the largest company had an approximate market capitalization of $418 billion.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Growth stocks fall out of favor because the companies' earnings growth do not meet expectations.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 1000® Growth Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
VictoryFunds.com. Past performance information is not presented for Class I shares as the share class is new as of March 1, 2011. Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 18.09% (quarter ended September 30, 2010) Lowest -24.34% (quarter ended December 31, 2008)
The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 1000® Growth Index.
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Class A	CLASS A Before Taxes	(11.41%)	0.10%	3.56%	[1]
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	(11.59%)	0.06%	3.53%	[1]
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	(7.19%)	0.09%	3.07%	[1]
Class C	CLASS C Before Taxes	(7.76%)	0.50%	3.50%	[1]
Class R	CLASS R Before Taxes	(6.34%)	0.95%	4.02%	[1]
Russell 1000® Growth Index	Russell 1000® Growth Index Index returns reflect no deduction for fees, expenses, or taxes.	2.64%	2.50%	4.12%	[1]
[1]	Performance is from December 31, 2003, inception date of Class A, Class C and Class R shares.